Note 4 - Inventories (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
(In thousands)	June 30 , 201 8	March 31 , 201 8
Raw materials	$1,147	$2,290
Work-in-progress	1,749	2,100
Finished goods	81	561
Demonstration inventory	461	536
Total	$3,438	$5,487

Inventories consisted of the following: (Dollars in thousands)	March 31 , 201 8	March 25 , 201 7
Raw materials	$2,290	$1,775
Work-in-progress	2,100	2,155
Finished goods	561	473
Demonstration inventory	536	408
Total	$5,487	$4,811